Warrants - Additional Information (Detail) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 04, 2021	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Warrants and rights outstanding term		5 years
Number of days following its Initial Business Combination until the expiration of the warrants		60 days
Class of warrants redemption price per unit		$ 0.01
Stock issued during period, shares, new issues		31,750,000
Private Placement Warrants [Member]
Stock issued during period, shares, new issues	233,333	5,333,333
Shares issued, price per share		$ 1.5
Stock issued during period value issued for services	$ 350,000
Number of Months restricted after business combination from the date of Intial public offering		24 months
Common Class A [Member]
Class of warrants or rights transfers restriction on number of days from the date of business combination		60 days
Class of warrant or right, threshold period for exercise from date of closing public offering		15 days
Common Class A [Member] | Sponse [Member]
Class of warrant or right, threshold period for exercise from date of closing public offering		30 days
Common Class A [Member] | Private Placement Warrants [Member]
Shares issued, price per share		$ 11.5
Common Class A [Member] | Share price equal or exceeds 18.00 Rs per dollar [Member]
Share Price		$ 18
Number of consecutive trading days for determining the share price		20 days
Number of trading days for determining the share price		30 days
Share redemption trigger price		$ 18
Class of warrant or right exercise price adjustment percentage higher of market value		180.00%
Common Class A [Member] | Share Price Equal or Less 9.2 Rs per dollar [Member]
Exercise price of warrants or rights outstanding		$ 9.2
Share redemption trigger price		$ 9.2
Minimum gross proceeds required from issuance of equity		60.00%
Class of warrant or right minimum notice period For Redemption		20 days
Class of warrant or right exercise price adjustment percentage higher of market value		115.00%
Common Class A [Member] | Share Price Equal Or Exceeds 10.00 Rupees Per Dollar [Member]
Share Price		$ 10
Number of consecutive trading days for determining the share price		20 days
Number of trading days for determining the share price		30 days
Haymaker III [Member]
Exercise price of warrants or rights outstanding				$ 11.5
Warrants and rights outstanding term				5 years
Number of days following its Initial Business Combination until the expiration of the warrants				60 days
Class of warrants redemption price per unit				$ 0.01
Share Price		$ 10		$ 10
Number of consecutive trading days for determining the share price				20 days
Number of trading days for determining the share price				30 days
Stock issued during period, shares, new issues				31,750,000
Stock issued during period value issued for services			$ 25,000
Haymaker III [Member] | Sponse [Member]
Class of warrant or right, threshold period for exercise from date of closing public offering		30 days		30 days
Haymaker III [Member] | Private Placement Warrants [Member]
Stock issued during period, shares, new issues	233,333	5,333,333		5,333,333
Shares issued, price per share		$ 1.5		$ 1.5
Stock issued during period value issued for services	$ 350,000			$ 350,000
Number of Months restricted after business combination from the date of Intial public offering				24 months
Number of warrants or rights outstanding.				8,000,000
Haymaker III [Member] | Common Class A [Member]
Class of warrants or rights transfers restriction on number of days from the date of business combination				60 days
Class of warrant or right, threshold period for exercise from date of closing public offering				15 days
Haymaker III [Member] | Common Class A [Member] | Sponse [Member]
Class of warrant or right, threshold period for exercise from date of closing public offering				30 days
Haymaker III [Member] | Common Class A [Member] | Private Placement Warrants [Member]
Shares issued, price per share		$ 11.5		$ 11.5
Haymaker III [Member] | Common Class A [Member] | Share price equal or exceeds 18.00 Rs per dollar [Member]
Share Price				$ 18
Number of trading days for determining the share price				30 days
Share redemption trigger price				$ 18
Class of warrant or right exercise price adjustment percentage higher of market value				180.00%
Haymaker III [Member] | Common Class A [Member] | Share Price Equal or Less 9.2 Rs per dollar [Member]
Exercise price of warrants or rights outstanding				$ 9.2
Share redemption trigger price				$ 9.2
Minimum gross proceeds required from issuance of equity				60.00%
Class of warrant or right minimum notice period For Redemption				20 days
Class of warrant or right exercise price adjustment percentage higher of market value				115.00%
Haymaker III [Member] | Common Class A [Member] | Share Price Equal Or Exceeds 10.00 Rupees Per Dollar [Member]
Share Price				$ 10
Number of consecutive trading days for determining the share price				20 days
Redeemable Warrants [Member] | Share price equal or exceeds 18.00 Rs per dollar [Member]
Number of days of notice to be given for the redemption of warrants		30 days
Redeemable Warrants [Member] | Common Class A [Member]
Class of warrant or right redemption threshold consecutive trading days		30 days
Exercise price of warrants or rights outstanding		$ 11.5
Number of securities called by warrants or rights		1
Class of warrant or right, threshold period for exercise from date of closing public offering		12 months
Redeemable Warrants [Member] | Haymaker III [Member] | Share price equal or exceeds 18.00 Rs per dollar [Member]
Number of days of notice to be given for the redemption of warrants				30 days
Redeemable Warrants [Member] | Haymaker III [Member] | Common Class A [Member]
Class of warrant or right redemption threshold consecutive trading days				30 days
Number of securities called by warrants or rights				1
Class of warrant or right, threshold period for exercise from date of closing public offering				12 months
Public Warrants [Member]
Number of warrants or rights outstanding.		7,937,500
Public Warrants [Member] | Haymaker III [Member]
Exercise price of warrants or rights outstanding		$ 0.55		$ 0.72
Number of warrants or rights outstanding.			0	7,937,500
Private Placement Warrants [Member] | Sponse [Member]
Number of warrants or rights outstanding.		5,566,666
Private Placement Warrants [Member] | Haymaker III [Member]
Number of warrants or rights outstanding.		8,000,000
Private Placement Warrants [Member] | Haymaker III [Member] | Sponse [Member]
Number of warrants or rights outstanding.			0	5,566,666